Investments	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity Method Investments, Joint Ventures, Investments, Debt And Equity Securities [Abstract]
Investments
SECURITIES AVAILABLE FOR SALE
The following table presents the amortized cost or cost and fair value of our available-for-sale securities:

(in millions)	Amortized Cost or Costs(a)	Allowance for Credit Losses(b)	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value(a)
March 31, 2023
Bonds available for sale:
U.S. government and government sponsored entities	$1,409	$—	$25	$(175)	$1,259
Obligations of states, municipalities and political subdivisions	6,761	—	77	(677)	6,161
Non-U.S. governments	5,065	(5)	32	(774)	4,318
Corporate debt	120,224	(64)	977	(17,044)	104,093
Mortgage-backed, asset-backed and collateralized:
RMBS	12,737	(26)	556	(789)	12,478
CMBS	11,245	(1)	8	(1,113)	10,139
CLO	9,409	—	27	(363)	9,073
ABS	12,621	—	27	(1,108)	11,540
Total mortgage-backed, asset-backed and collateralized	46,012	(27)	618	(3,373)	43,230
Total bonds available for sale	$179,471	$(96)	$1,729	$(22,043)	$159,061

December 31, 2022
Bonds available for sale:
U.S. government and government sponsored entities	$1,405	$—	$17	$(224)	$1,198
Obligations of states, municipalities and political subdivisions	6,808	—	42	(924)	5,926
Non-U.S. governments	5,251	(5)	25	(879)	4,392
Corporate debt	124,068	(116)	729	(19,989)	104,692
Mortgage-backed, asset-backed and collateralized:
RMBS	12,267	(27)	574	(870)	11,944
CMBS	11,176	—	7	(1,115)	10,068
CLO	8,547	—	15	(376)	8,186
ABS	11,752	—	15	(1,380)	10,387
Total mortgage-backed, asset-backed and collateralized	43,742	(27)	611	(3,741)	40,585
Total bonds available for sale	$181,274	$(148)	$1,424	$(25,757)	$156,793
__________________
(a)The table above includes available-for-sale securities issued by related parties. This includes RMBS which had a fair value of $40 million and $39 million, and an amortized cost of $43 million and $43 million as of March 31, 2023 and December 31, 2022, respectively. Additionally, this includes CLOs which had a fair value of $238 million and an amortized cost of $249 million as of March 31, 2023. There were no available-for-sale CLO securities issued by related parties as of December 31, 2022.
(b)Changes in the allowance for credit losses are recorded through Net realized gains (losses) and are not recognized in OCI.
Securities Available for Sale in a Loss Position for Which No Allowance for Credit Loss Has Been Recorded
The following table summarizes the fair value and gross unrealized losses on our available-for-sale securities, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position for which no allowance for credit loss has been recorded:

	Less Than 12 Months		12 Months or More		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
March 31, 2023
Bonds available for sale:
U.S. government and government sponsored entities	$809	$175	$1	$—	$810	$175
Obligations of states, municipalities and political subdivisions	4,762	675	22	2	4,784	677
Non-U.S. governments	3,762	769	7	—	3,769	769
Corporate debt	66,755	12,539	22,643	4,484	89,398	17,023
RMBS	4,745	374	2,523	348	7,268	722
CMBS	6,649	643	3,017	467	9,666	1,110
CLO	4,486	156	3,555	207	8,041	363
ABS	5,018	423	4,794	685	9,812	1,108
Total bonds available for sale	$96,986	$15,754	$36,562	$6,193	$133,548	$21,947

December 31, 2022
Bonds available for sale:
U.S. government and government sponsored entities	$761	$224	$—	$—	$761	$224
Obligations of states, municipalities and political subdivisions	5,076	924	—	—	5,076	924
Non-U.S. governments	3,932	868	—	—	3,932	868
Corporate debt	82,971	16,866	11,143	3,070	94,114	19,936
RMBS	6,227	653	903	171	7,130	824
CMBS	7,902	797	1,708	318	9,610	1,115
CLO	5,573	234	2,007	142	7,580	376
ABS	6,998	854	2,271	526	9,269	1,380
Total bonds available for sale	$119,440	$21,420	$18,032	$4,227	$137,472	$25,647
At March 31, 2023, we held 16,145 individual fixed maturity securities that were in an unrealized loss position and for which no allowance for credit losses has been recorded (including 4,087 individual fixed maturity securities that were in a continuous unrealized loss position for 12 months or more). At December 31, 2022, we held 16,516 individual fixed maturity securities that were in an unrealized loss position (including 1,923 individual fixed maturity securities were in a continuous unrealized loss position for 12 months or more). We did not recognize the unrealized losses in earnings on these fixed maturity securities at March 31, 2023 because it was determined that such losses were due to non-credit factors. Additionally, we neither intend to sell the securities nor do we believe that it is more likely than not that we will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, we performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, liquidity position, expected defaults, industry and sector analysis, forecasts and available market data.
Contractual Maturities of Fixed Maturity Securities Available for Sale
The following table presents the amortized cost and fair value of fixed maturity securities available for sale by contractual maturity:

	Total Fixed Maturity Securities Available for sale
(in millions)	Amortized Cost, Net of Allowance	Fair Value
March 31, 2023
Due in one year or less	$1,994	$1,989
Due after one year through five years	21,059	20,376
Due after five years through ten years	26,335	23,999
Due after ten years	84,002	69,467
Mortgage-backed, asset-backed and collateralized	45,985	43,230
Total	$179,375	$159,061
Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.
The following table presents the gross realized gains and gross realized losses from sales or maturities of our available-for-sale securities:

	Three Months Ended March 31,
	2023		2022
(in millions)	Gross Realized Gains	Gross Realized Losses	Gross Realized Gains	Gross Realized Losses
Fixed maturity securities	$46	$(139)	$64	$(163)
For the three months ended March 31, 2023 and 2022, the aggregate fair value of available for sale securities sold was $ 2.7 billion and $2.1 billion, respectively, which resulted in net realized gains (losses) of $(93) million and $(99) million, respectively. Included within the net realized gains (losses) are $(17) million and $(20) million of realized gains (losses) for the three months ended March 31, 2023 and 2022, respectively, which relate to the Fortitude Re funds withheld assets held by Corebridge in support of Fortitude Re’s reinsurance obligations to Corebridge (Fortitude Re funds withheld assets). These realized gains (losses) are included in net realized gains (losses) on Fortitude Re funds withheld assets.
OTHER SECURITIES MEASURED AT FAIR VALUE
The following table presents the fair value of fixed maturity securities measured at fair value, including securities in the modco agreement with Fortitude Re, based on our election of the fair value option and equity securities measured at fair value:

	March 31, 2023		December 31, 2022
(in millions)	Fair Value*	Percent of Total	Fair Value*	Percent of Total
Fixed maturity securities:
U.S. government and government sponsored entities	$1	—%	$—	—%
Obligations of states, municipalities and political subdivisions	64	1%	37	1%
Non-U.S. governments	30	1%	22	1%
Corporate debt	2,361	55%	2,222	56%
Mortgage-backed, asset-backed and collateralized:
RMBS	175	4%	165	4%
CMBS	257	6%	232	6%
CLO	364	9%	279	7%
ABS	851	20%	812	21%
Total mortgage-backed, asset-backed and collateralized	1,647	39%	1,488	38%
Total fixed maturity securities	4,103	96%	3,769	96%
Equity securities	191	4%	170	4%
Total	$4,294	100%	$3,939	100%
_________________
*The table above includes other securities measured at fair value issued by related parties, which are primarily Corebridge affiliates that are not consolidated. This includes CLOs which had a fair value of $28 million as of March 31, 2023.
OTHER INVESTED ASSETS
The following table summarizes the carrying amounts of other invested assets:

(in millions)	March 31, 2023	December 31, 2022
Alternative investments(a) (b)	$8,037	$8,014
Investment real estate (c)	1,868	1,831
All other investments (d)	591	573
Total (e)	$10,496	$10,418
___________________
(a)At March 31, 2023, included hedge funds of $802 million and private equity funds of $7.2 billion. At December 31, 2022, included hedge funds of $884 million and private equity funds of $7.1 billion.
(b)At March 31, 2023, approximately 77% of our hedge fund portfolio is available for redemption in 2023. The remaining 23% will be available for redemption between 2024 and 2028. At December 31, 2022, approximately 77% of our hedge fund portfolio is available for redemption in 2023. The remaining 23% will be available for redemption between 2024 and 2028.
(c)Represents values net of accumulated depreciation of $627 million and $616 million as of March 31, 2023 and December 31, 2022, respectively. The accumulated depreciation related to the investment real estate held by legacy assets owned by us was $123 million and $124 million as of March 31, 2023 and December 31, 2022, respectively.
(d)Includes Corebridge’s ownership interest in Fortitude Holdings, which is recorded using the measurement alternative for equity securities. Our investment in Fortitude Holdings totaled $156 million and $156 million at March 31, 2023 and December 31, 2022, respectively.
(e)Includes investments in related parties, which totaled $6 million and $6 million as of March 31, 2023 and December 31, 2022, respectively.
Other Invested Assets – Equity Method Investments
The following table presents the carrying amount and ownership percentage of equity method investments at March 31, 2023 and December 31, 2022:

	March 31, 2023		December 31, 2022
(in millions)	Carrying Value	Ownership Percentage	Carrying Value	Ownership Percentage
Equity method investments	$3,218	Various	$3,185	Various
NET INVESTMENT INCOME
The following table presents the components of Net investment income:

	Three Months Ended March 31,
	2023			2022
(in millions)	Excluding Fortitude Re Funds Withheld Assets	Fortitude Re Funds Withheld Assets	Total	Excluding Fortitude Re Funds Withheld Assets	Fortitude Re Funds Withheld Assets	Total
Available-for-sale fixed maturity securities, including short-term investments	$1,896	$217	$2,113	$1,620	$268	$1,888
Other bond securities	10	105	115	(19)	(93)	(112)
Equity securities	29	—	29	(57)	—	(57)
Interest on mortgage and other loans	512	50	562	384	40	424
Alternative investments*	(1)	31	30	445	71	516
Real estate	4	—	4	(3)	—	(3)
Other investments	3	—	3	38	—	38
Total investment income	2,453	403	2,856	2,408	286	2,694
Investment expenses	152	9	161	105	8	113
Net investment income	$2,301	$394	$2,695	$2,303	$278	$2,581
__________________
*Includes income from hedge funds, private equity funds and affordable housing partnerships. Hedge funds are recorded as of the balance sheet date. Private equity funds are generally reported on a one-quarter lag.
NET REALIZED GAINS AND LOSSES
Net realized gains and losses are determined by specific identification. The net realized gains and losses are generated primarily from the following sources:
•Sales or full redemptions of available for sale fixed maturity securities, real estate and other alternative investments.
•Reductions to the amortized cost basis of available for sale fixed maturity securities that have been written down due to our intent to sell them or it being more likely than not that we will be required to sell them.
•Changes in the allowance for credit losses on bonds available for sale, mortgage and other loans receivable, and loans commitments.
•Changes in fair value of free standing and embedded derivatives, including changes in the non-performance adjustment, except for those instruments that hedge the change in the fair value of certain MRBs or are designated as hedging instruments when the change in the fair value of the hedged item is not reported in Net realized gains (losses).
•Foreign exchange gains and losses resulting from foreign currency transactions.
•Changes in fair value of the embedded derivative related to the Fortitude Re funds withheld assets.
The following table presents the components of Net realized gains (losses):

	Three Months Ended March 31,
	2023			2022
(in millions)	Excluding Fortitude Re Funds Withheld Assets	Fortitude Re Funds Withheld Assets	Total	Excluding Fortitude Re Funds Withheld Assets	Fortitude Re Funds Withheld Assets	Total
Sales of fixed maturity securities	$(76)	$(17)	$(93)	$(79)	$(20)	$(99)
Change in allowance for credit losses on fixed maturity securities	(17)	—	(17)	(26)	(40)	(66)
Change in allowance for credit losses on loans	(34)	(19)	(53)	(26)	(6)	(32)
Foreign exchange transactions, net of related hedges	11	7	18	111	6	117
Index-linked interest credited embedded derivatives, net of related hedges	(178)	—	(178)	205	—	205
All other derivatives and hedge accounting*	(164)	48	(116)	(12)	(66)	(78)
Sales of alternative investments and real estate investments	5	1	6	8	1	9
Other	—	—	—	(8)	2	(6)
Net realized gains (losses) – excluding Fortitude Re funds withheld embedded derivative	(453)	20	(433)	173	(123)	50
Net realized gains (losses) on Fortitude Re funds withheld embedded derivative	—	(1,025)	(1,025)	—	2,837	2,837
Net realized gains (losses)	$(453)	$(1,005)	$(1,458)	$173	$2,714	$2,887
___________________
*Derivative activity related to hedging MRBs is recorded in Change in the fair value of MRBs, net. For additional disclosures about MRBs, see Note 12.
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS
The following table presents the increase (decrease) in unrealized appreciation (depreciation) of our available-for-sale securities:

	Three Months Ended March 31,
(in millions)	2023	2022
Increase (decrease) in unrealized appreciation (depreciation) of investments:
Fixed maturity securities	$4,019	$(16,874)
Other investments	1	—
Total increase (decrease) in unrealized appreciation (depreciation) of investments	$4,020	$(16,874)
The following table summarizes the unrealized gains and losses recognized in Net investment income during the reporting period on equity securities and other invested assets still held at the reporting date:

Three Months Ended March 31,	2023			2022
(in millions)	Equities	Other Invested Assets	Total	Equities	Other Invested Assets	Total
Net gains (losses) recognized during the period on equity securities and other investments	$29	$31	$60	$(57)	$299	$242
Less: Net gains (losses) recognized during the period on equity securities and other investments sold during the period	33	1	34	(46)	(3)	(49)
Unrealized gains (losses) recognized during the reporting period on equity securities and other investments still held at the reporting date	$(4)	$30	$26	$(11)	$302	$291
EVALUATING INVESTMENTS FOR AN ALLOWANCE FOR CREDIT LOSSES
For a discussion of our policy for evaluating investments for an allowance for credit losses, see Note 5 to the Consolidated Financial Statements in the 2022 Annual Report.
Credit Impairments
The following table presents a rollforward of the changes in allowance for credit losses on available-for-sale fixed maturity securities by major investment category:

Three Months Ended March 31,	2023			2022
(in millions)	Structured	Non-Structured	Total	Structured	Non-Structured	Total
Balance, beginning of period	$27	$121	$148	$8	$70	$78
Additions:
Securities for which allowance for credit losses were not previously recorded	2	12	14	33	94	127
Reductions:
Securities sold during the period	(2)	(17)	(19)	—	(2)	(2)
Additional net increases or decreases to the allowance for credit losses on securities that had an allowance recorded in a previous period, for which there was no intent to sell before recovery, amortized cost basis	—	3	3	(30)	(32)	(62)
Write-offs charged against the allowance	—	(50)	(50)	—	—	—
Balance, end of period	$27	$69	$96	$11	$130	$141
Purchased Credit Deteriorated/Impaired Securities
We purchase certain RMBS securities that have experienced more-than-insignificant deterioration in credit quality since origination. Subsequent to the adoption of the Financial Instruments Credit Losses Standard, these are referred to as purchased credit deteriorated (“PCD”) assets. At the time of purchase an allowance is recognized for these PCD assets by adding it to the purchase price to arrive at the initial amortized cost. There is no credit loss expense recognized upon acquisition of a PCD asset. When determining the initial allowance for credit losses, management considers the historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and the priority of payment structure of the security. In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs:
•current delinquency rates;
•expected default rates and the timing of such defaults;
•loss severity and the timing of any recovery; and
•expected prepayment speeds.
Subsequent to the acquisition date, the PCD assets follow the same accounting as other structured securities that are not of high credit quality.
We did not purchase securities with more-than-insignificant credit deterioration since their origination during the three months ended March 31, 2023 and 2022.
PLEDGED INVESTMENTS
Secured Financing and Similar Arrangements
We enter into secured financing transactions whereby certain securities are sold under agreements to repurchase (repurchase agreements), in which we transfer securities in exchange for cash, with an agreement by us to repurchase the same or substantially similar securities. Our secured financing transactions also include those that involve the transfer of securities to financial institutions in exchange for cash (securities lending agreements). In all of these secured financing transactions, the securities transferred by us (pledged collateral) may be sold or repledged by the counterparties. These agreements are recorded at their contracted amounts plus accrued interest, other than those that are accounted for at fair value.
Pledged collateral levels are monitored daily and are generally maintained at an agreed-upon percentage of the fair value of the amounts borrowed during the life of the transactions. In the event of a decline in the fair value of the pledged collateral under these secured financing transactions, we may be required to transfer cash or additional securities as pledged collateral under these agreements. At the termination of the transactions, we and our counterparties are obligated to return the amounts borrowed and the securities transferred, respectively.
The following table presents the fair value of securities pledged to counterparties under secured financing transactions, including repurchase agreements:

(in millions)	March 31, 2023	December 31, 2022
Fixed maturity securities available for sale	$2,679	$2,968
At March 31, 2023 and December 31, 2022, amounts borrowed under repurchase agreements totaled $2.6 billion and $3.1 billion, respectively.
The following table presents the fair value of securities pledged under our repurchase agreements by collateral type and by remaining contractual maturity:

	Remaining Contractual Maturity of the Repurchase Agreements
(in millions)	Overnight and Continuous	Up to 30 Days	31 - 90 Days	91 - 364 Days	365 Days or Greater	Total
March 31, 2023
Bonds available for sale:
Non-U.S. governments	$—	$74	$—	$—	$—	$74
Corporate debt	28	2,084	493	—	—	2,605
Total	$28	$2,158	$493	$—	$—	$2,679
December 31, 2022
Bonds available for sale:
Non-U.S. governments	$—	$21	$—	$—	$—	$21
Corporate debt	—	2,370	577	—	—	2,947
Total	$—	$2,391	$577	$—	$—	$2,968
There were no securities lending agreements at March 31, 2023 and December 31, 2022.
There were no reverse repurchase agreements at March 31, 2023 and December 31, 2022.
We do not currently offset any secured financing transactions. All such transactions are collateralized and margined daily consistent with market standards and subject to enforceable master netting arrangements with rights of set off.
Insurance – Statutory and Other Deposits
The total carrying value of cash and securities deposited by our insurance subsidiaries under requirements of regulatory authorities or other insurance-related arrangements, including certain annuity-related obligations and certain reinsurance treaties, was $5.0 billion and $3.5 billion at March 31, 2023 and December 31, 2022, respectively.
Other Pledges and Restrictions
Certain of our subsidiaries are members of Federal Home Loan Banks (“FHLBs”) and such membership requires the members to own stock in these FHLBs. We owned an aggregate of $244 million and $222 million of stock in FHLBs at March 31, 2023 and December 31, 2022, respectively. In addition, our subsidiaries have pledged securities available for sale and residential loans associated with borrowings and funding agreements from FHLBs, with a fair value of $5.9 billion and $2.1 billion, respectively, at March 31, 2023 and $4.8 billion and $1.8 billion, respectively, at December 31, 2022.
Certain GICs recorded in policyholder contract deposits with a carrying value of $72 million and $56 million at March 31, 2023 and December 31, 2022, respectively, have provisions that require collateral to be posted or payments to be made by us upon a downgrade of our Insurer Financial Strength ratings. The actual amount of collateral required to be posted to the counterparties in the event of such downgrades and the aggregate amount of payments that we could be required to make depend on market conditions, the fair value of outstanding affected transactions and other factors prevailing at and after the time of the downgrade. The fair value of securities pledged as collateral with respect to these obligations was approximately $63 million at March 31, 2023 and December 31, 2022. This collateral primarily consists of securities of the U.S. government and government-sponsored entities and generally cannot be repledged or resold by the counterparties.
As part of our collateralized reinsurance transactions, we pledge collateral to cedants as contractually required. The fair value of securities pledged as excess collateral with respect to these obligations was approximately $246 million and $144 million at March 31, 2023 and December 31, 2022, respectively. Additionally, assets supporting these transactions are held solely for the benefit of the cedants and insulated from obligations owed to our other policyholders and general creditors.
Reinsurance transactions between Corebridge and Fortitude Re were structured as modco with funds withheld.
For further discussion on the sale of Fortitude Holdings, see Note 7.

FIXED MATURITY SECURITIES
Bonds held to maturity are carried at amortized cost when we have the ability and positive intent to hold these securities until maturity. When we do not have the ability or positive intent to hold bonds until maturity, these securities are classified as available for sale or are measured at fair value at our election. None of our fixed maturity securities met the criteria for held to maturity classification at December 31, 2022 or 2021.
Unrealized gains and losses from available for sale investments in fixed maturity securities carried at fair value were reported as a separate component of AOCI, net of policy related amounts and deferred income taxes, in Shareholders’ equity. Realized and unrealized gains and losses from fixed maturity securities measured at fair value at our election are reflected in Net investment income. Investments in fixed maturity securities are recorded on a trade-date basis.
Interest income is recognized using the effective yield method and reflects amortization of premium and accretion of discount. Premiums and discounts arising from the purchase of bonds classified as available for sale are treated as yield adjustments over their estimated holding periods, until maturity, or call date, if applicable. For investments in certain structured securities, recognized yields are updated based on current information regarding the timing and amount of expected undiscounted future cash flows. For high credit quality structured securities, effective yields are recalculated based on actual payments received and updated prepayment expectations, and the amortized cost is adjusted to the amount that would have existed had the new effective yield been applied since acquisition with a corresponding charge or credit to net investment income. For structured securities that are not high credit quality, the structured securities yields are based on expected cash flows which take into account both expected credit losses and prepayments.
An allowance for credit losses is not established upon initial recognition of the asset (unless the security is determined to be a purchased credit deteriorated (“PCD”) asset which is discussed in more detail below). Subsequently, differences between actual and expected cash flows and changes in expected cash flows are recognized as adjustments to the allowance for credit losses. Changes that cannot be reflected as adjustments to the allowance for credit losses are accounted for as prospective adjustments to yield.
SECURITIES AVAILABLE FOR SALE
The following table presents the amortized cost or cost and fair value of our available-for-sale securities:

(in millions)	Amortized Cost or Costs(a)	Allowance for Credit Losses(b)	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value(a)
December 31, 2022
Bonds available for sale:
U.S. government and government sponsored entities	$1,405	$—	$17	$(224)	$1,198
Obligations of states, municipalities and political subdivisions	6,808	—	42	(924)	5,926
Non-U.S. governments	5,251	(5)	25	(879)	4,392
Corporate debt	124,068	(116)	729	(19,989)	104,692
Mortgage-backed, asset-backed and collateralized:
RMBS	12,267	(27)	574	(870)	11,944
CMBS	11,176	—	7	(1,115)	10,068
CLO	8,547	—	15	(376)	8,186
ABS	11,752	—	15	(1,380)	10,387
Total mortgage-backed, asset-backed and collateralized	43,742	(27)	611	(3,741)	40,585
Total bonds available for sale(c)	$181,274	$(148)	$1,424	$(25,757)	$156,793

(in millions)	Amortized Cost or Costs(a)	Allowance for Credit Losses(b)	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value(a)
December 31, 2021
Bonds available for sale:
U.S. government and government sponsored entities	$1,406	$—	$306	$—	$1,712
Obligations of states, municipalities and political subdivisions	7,321	—	1,362	(7)	8,676
Non-U.S. governments	6,026	—	495	(124)	6,397
Corporate debt	128,417	(72)	12,674	(956)	140,063
Mortgage-backed, asset-backed and collateralized:
RMBS	13,236	(6)	1,762	(34)	14,958
CMBS	10,903	—	451	(54)	11,300
CLO	7,382	—	73	(53)	7,402
ABS	7,902	—	205	(47)	8,060
Total mortgage-backed, asset-backed and collateralized	39,423	(6)	2,491	(188)	41,720
Total bonds available for sale(c)	$182,593	$(78)	$17,328	$(1,275)	$198,568
__________________
(a)The table above includes available-for-sale securities issued by related parties. This includes RMBS which had a fair value of $39 million and $47 million, and an amortized cost of $43 million and $44 million as of December 31, 2022 and December 31, 2021, respectively. Additionally, this includes CDOs which had a fair value of $862 million and an amortized cost of $823 million as of December 31, 2021. There were no available-for-sale CDO securities issued by related parties as of December 31, 2022.
(b)Represents the allowance for credit losses that have been recognized. Changes in the allowance for credit losses are recorded through Net realized gains (losses) and are not recognized in Other comprehensive income (loss).
(c)At December 31, 2022 and December 31, 2021, the fair value of bonds available for sale held by us that were below investment grade or not rated totaled $16.7 billion and $20.4 billion, respectively.
Securities Available for Sale in a Loss Position for Which No Allowance for Credit Loss Has Been Recorded
The following table summarizes the fair value and gross unrealized losses on our available-for-sale securities, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position for which no allowance for credit loss has been recorded:

	Less Than 12 Months		12 Months or More		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2022
Bonds available for sale:
U.S. government and government sponsored entities	$761	$224	$—	$—	$761	$224
Obligations of states, municipalities and political subdivisions	5,076	924	—	—	5,076	924
Non-U.S. governments	3,932	868	—	—	3,932	868
Corporate debt	82,971	16,866	11,143	3,070	94,114	19,936
RMBS	6,227	653	903	171	7,130	824
CMBS	7,902	797	1,708	318	9,610	1,115
CLO	5,573	234	2,007	142	7,580	376
ABS	6,998	854	2,271	526	9,269	1,380
Total bonds available for sale	$119,440	$21,420	$18,032	$4,227	$137,472	$25,647

December 31, 2021
Bonds available for sale:
U.S. government and government sponsored entities	$—	$—	$—	$—	$—	$—
Obligations of states, municipalities and political subdivisions	201	4	48	3	249	7
Non-U.S. governments	1,198	58	376	66	1,574	124
Corporate debt	19,916	513	6,922	387	26,838	900
RMBS	1,235	30	27	2	1,262	32
CMBS	2,498	36	79	18	2,577	54
CLO	3,829	48	21	5	3,850	53
ABS	2,540	43	140	4	2,680	47
Total bonds available for sale	$31,417	$732	$7,613	$485	$39,030	$1,217
At December 31, 2022, we held 16,516 individual fixed maturity securities that were in an unrealized loss position and for which no allowance for credit losses has been recorded (including 1,923 individual fixed maturity securities that were in a continuous unrealized loss position for 12 months or more). At December 31, 2021, we held 4,944 individual fixed maturity securities that were in an unrealized loss position (including 1,179 individual fixed maturity securities were in a continuous unrealized loss position for 12 months or more). We did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2022 because it was determined that such losses were due to non-credit factors. Additionally, we neither intend to sell the securities nor do we believe that it is more likely than not that we will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, we performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, liquidity position, expected defaults, industry and sector analysis, forecasts and available market data.
Contractual Maturities of Fixed Maturity Securities Available for Sale
The following table presents the amortized cost and fair value of fixed maturity securities available for sale by contractual maturity:

	Total Fixed Maturity Securities Available for sale
(in millions)	Amortized Cost, Net of Allowance	Fair Value
December 31, 2022
Due in one year or less	$2,334	$2,290
Due after one year through five years	22,500	21,650
Due after five years through ten years	28,376	25,452
Due after ten years	84,201	66,816
Mortgage-backed, asset-backed and collateralized	43,715	40,585
Total	$181,126	$156,793
Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.
The following table presents the gross realized gains and gross realized losses from sales or maturities of our available-for-sale securities:

	Years Ended December 31,
	2022		2021		2020
(in millions)	Gross Realized Gains	Gross Realized Losses	Gross Realized Gains	Gross Realized Losses	Gross Realized Gains	Gross Realized Losses
Fixed maturity securities	$120	$(677)	$894	$(144)	$1,022	$(440)
For the years ended December 31, 2022, 2021, and 2020, the aggregate fair value of available for sale securities sold was $10.0 billion, $11.4 billion, and $12.0 billion respectively, which resulted in net realized gains (losses) of $(557) million, $750 million, and $582 million respectively. Included within the net realized gains (losses) are $(232) million, $647 million, and $660 million of realized gains (losses) for the years ended December 31, 2022, 2021, and 2020 respectively, which relate to the Fortitude Re funds withheld assets held by Corebridge in support of Fortitude Re’s reinsurance obligations to Corebridge (Fortitude Re funds withheld assets). These realized gains (losses) are included in net realized gains (losses) on Fortitude Re funds withheld assets.
OTHER SECURITIES MEASURED AT FAIR VALUE
The following table presents the fair value of fixed maturity securities measured at fair value, including securities in the modco agreement with Fortitude Re, based on our election of the fair value option and equity securities measured at fair value:

	December 31, 2022		December 31, 2021
(in millions)	Fair Value*	Percent of Total	Fair Value*	Percent of Total
Fixed maturity securities:
Obligations of states, municipalities and political subdivisions	$37	1%	$50	2%
Non-U.S. governments	22	1%	17	1%
Corporate debt	2,222	56%	1,000	43%
Mortgage-backed, asset-backed and collateralized:
RMBS	165	4%	199	9%
CMBS	232	6%	234	10%
CLO	279	7%	283	12%
ABS	812	21%	299	13%
Total mortgage-backed, asset-backed and collateralized	1,488	38%	1,015	44%
Total fixed maturity securities	3,769	96%	2,082	90%
Equity securities	170	4%	242	10%
Total	$3,939	100%	$2,324	100%
__________________
*The table above includes other securities measured at fair value issued by related parties, which are primarily Corebridge affiliates that are not consolidated. There were no equity securities with related parties as of December 31, 2022 or December 31, 2021.
OTHER INVESTED ASSETS
The following table summarizes the carrying amounts of other invested assets:

(in millions)	December 31, 2022	December 31, 2021
Alternative investments(a)(b)	$8,014	$7,527
Investment real estate(c)	1,831	2,349
All other investments(d)	573	691
Total(e)	$10,418	$10,567
__________________
(a)At December 31, 2022, included hedge funds of $884 million and private equity funds of $7.1 billion. At December 31, 2021, included hedge funds of $1.0 billion and private equity funds of $6.5 billion.
(b)At December 31, 2022, approximately 77% of our hedge fund portfolio is available for redemption in 2023. The remaining 23% will be available for redemption between 2024 and 2028. At December 31, 2021, approximately 73% of our hedge fund portfolio is available for redemption in 2022. The remaining 27% will be available for redemption between 2023 and 2028.
(c)Represents values net of accumulated depreciation of $616 million and $493 million as of December 31, 2022 and December 31, 2021, respectively. The accumulated depreciation related to the investment real estate held by legacy assets owned by us was $124 million and $123 million as of December 31, 2022 and December 31, 2021, respectively.
(d)Includes Corebridge’s ownership interest in Fortitude Holdings, which is recorded using the measurement alternative for equity securities. Our investment in Fortitude Holdings totaled $156 million and $100 million at December 31, 2022 and December 31, 2021, respectively.
(e)Includes investments in related parties, which totaled $6 million and $11 million as of December 31, 2022 and December 31, 2021, respectively.
Other Invested Assets Carried at Fair Value
Certain hedge funds, private equity funds, and other investment partnerships for which we have elected the fair value option are reported at fair value with changes in fair value recognized in Net investment income.
Other Invested Assets – Equity Method Investments
We account for hedge funds, private equity funds, certain affordable housing partnerships and other investment partnerships using the equity method of accounting unless our interest is so minor that we may have virtually no influence over partnership operating and financial policies, or we have elected the fair value option. Under the equity method of accounting, our carrying amount generally is our share of the net asset value of the funds or the partnerships, and changes in our share of the net asset values are recorded in Net investment income. In applying the equity method of accounting, we consistently use the most recently available financial information provided by the general partner or manager of each of these investments. Hedge funds are reported as of the balance sheet date. Private equity funds are generally reported on a one-quarter lag. The financial statements of these investees are generally audited annually.
Summarized Financial Information of Equity Method Investees
The following is the aggregated summarized financial information of our equity method investees, including those for which the fair value option has been elected:

Years Ended December 31,
(in millions)	2022	2021	2020
Operating results:
Total revenues	$6,316	$9,425	$2,375
Total expenses	(579)	(674)	(778)
Net income	$5,737	$8,751	$1,597

December 31,
(in millions)	2022	2021
Balance sheet:
Total assets	$39,181	$33,894
Total liabilities	$(3,551)	$(4,453)
The following table presents the carrying amount and ownership percentage of equity method investments at December 31, 2022 and December 31, 2021:

	December 31, 2022		December 31, 2021
(in millions)	Carrying Value	Ownership Percentage	Carrying Value	Ownership Percentage
Equity method investments	$3,185	Various	$2,797	Various
Summarized financial information for these equity method investees may be presented on a lag, due to the unavailability of information for the investees at our respective balance sheet dates and is included for the periods in which we held an equity method ownership interest.
Other Investments
Also included in Other invested assets are real estate held for investment. These investments are reported at cost, less depreciation and are subject to impairment review, as discussed below.
NET INVESTMENT INCOME
Net investment income represents income primarily from the following sources:
•Interest income and related expenses, including amortization of premiums and accretion of discounts with changes in the timing and the amount of expected principal and interest cash flows reflected in yield, as applicable.
•Dividend income from common and preferred stocks.
•Realized and unrealized gains and losses from investments in other securities and investments for which we elected the fair value option.
•Earnings from alternative investments.
•Prepayment premiums.

	Years Ended December 31,
	2022			2021			2020
(in millions)	Excluding Fortitude Re Funds Withheld Assets	Fortitude Re Funds Withheld Assets	Total	Excluding Fortitude Re Funds Withheld Assets	Fortitude Re Funds Withheld Assets	Total	Excluding Fortitude Re Funds Withheld Assets	Fortitude Re Funds Withheld Assets	Total
Available-for-sale fixed maturity securities, including short-term investments	$6,725	$954	$7,679	$6,837	$1,296	$8,133	$6,841	$1,279	$8,120
Other bond securities	(30)	(378)	(408)	17	9	26	66	6	72
Equity securities	(82)	—	(82)	(290)	—	(290)	255	—	255
Interest on mortgage and other loans	1,703	176	1,879	1,479	184	1,663	1,489	166	1,655
Alternative investments*	675	170	845	1,851	318	2,169	584	12	596
Real estate	43	—	43	204	—	204	177	—	177
Other investments	100	—	100	115	—	115	13	—	13
Total investment income	9,134	922	10,056	10,213	1,807	12,020	9,425	1,463	10,888
Investment expenses	449	31	480	316	32	348	336	36	372
Net investment income	$8,685	$891	$9,576	$9,897	$1,775	$11,672	$9,089	$1,427	$10,516
__________________
*
NET REALIZED GAINS AND LOSSES
Net realized gains and losses are determined by specific identification. The net realized gains and losses are generated primarily from the following sources:
•Sales or full redemptions of available for sale fixed maturity securities, real estate and other alternative investments.
•Reductions to the amortized cost basis of available for sale fixed maturity securities that have been written down due to our intent to sell them or it being more likely than not that we will be required to sell them.
•Changes in the allowance for credit losses on bonds available for sale, mortgage and other loans receivable, and loans commitments.
•Most changes in the fair value of free standing and embedded derivatives, including changes in the non-performance adjustment are included in Net realized gains (losses). However, changes in derivatives designated as hedging instruments when the fair value of the hedged item is not reported in Net realized gains (losses) are excluded from Net realized gains (losses). Additionally, in conjunction with the adoption of LDTI which is effective as of January 1, 2021, changes in the fair value of free standing derivatives that hedge certain MRBs are excluded from Net realized gains (losses).
•Foreign exchange gains and losses resulting from foreign currency transactions.
•Changes in fair value of the embedded derivative related to the Fortitude Re funds withheld assets.

	Years Ended December 31,
	2022			2021			2020
(in millions)	Excluding Fortitude Re Funds Withheld Assets	Fortitude Re Funds Withheld Assets	Total	Excluding Fortitude Re Funds Withheld Assets	Fortitude Re Funds Withheld Assets	Total	Excluding Fortitude Re Funds Withheld Assets	Fortitude Re Funds Withheld Assets	Total
Sales of fixed maturity securities	$(325)	$(232)	$(557)	$103	$647	$750	$(78)	$660	$582
Change in allowance for credit losses on fixed maturity securities	(115)	(31)	(146)	8	3	11	(186)	17	(169)
Change in allowance for credit losses on loans	(76)	(44)	(120)	133	8	141	(61)	3	(58)
Foreign exchange transactions, net of related hedges(a)	695	61	756	310	20	330	89	(5)	84
Variable annuity embedded derivatives, net of related hedges(a)(b)	—	—	—	—	—	—	159	—	159
Fixed index annuity and index life embedded derivatives, net of related hedges(a)	(117)	—	(117)	(3)	—	(3)	(766)	—	(766)
All other derivatives and hedge accounting(b)	(43)	(181)	(224)	(6)	9	3	(94)	423	329
Sales of alternative investments and real estate investments	179	43	222	794	237	1,031	158	(96)	62
Other	(57)	(13)	(70)	176	—	176	14	—	14
Net realized gains (losses) – excluding Fortitude Re funds withheld embedded derivative	141	(397)	(256)	1,515	924	2,439	(765)	1,002	237
Net realized gains (losses) on Fortitude Re funds withheld embedded derivative	—	6,347	6,347	—	(687)	(687)	—	(3,978)	(3,978)
Net realized gains (losses)	$141	$5,950	$6,091	$1,515	$237	$1,752	$(765)	$(2,976)	$(3,741)
__________________
(a)The results for the years ended December 31, 2022 and 2021 have been updated to reflect the adoption of LDTI. No updates have been made to the results for the year ended December 31, 2020 as our effective date for LDTI adoption was January 1, 2021.
(b)There is no 2022 or 2021 activity for Variable Annuity Embedded Derivatives, net of related hedges, and certain Index Annuity Embedded Derivatives, net of related hedges, because guaranteed benefit riders on annuity contracts are accounted for as MRBs after the adoption of LDTI effective on January 1, 2021. Derivative activity related to hedging certain MRBs is recorded in Change in the fair value of MRBs, net. For additional disclosures about MRBs, see Note 13.
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS
The following table presents the increase (decrease) in unrealized appreciation (depreciation) of our available-for-sale securities:

	Years Ended December 31,
(in millions)	2022	2021
Increase (decrease) in unrealized appreciation (depreciation) of investments:
Fixed maturity securities	$(40,386)	$(7,457)
Other investments	(15)	—
Total increase (decrease) in unrealized appreciation (depreciation) of investments	$(40,401)	$(7,457)
The following table summarizes the unrealized gains and losses recognized in Net investment income during the reporting period on equity securities and other invested assets still held at the reporting date:

	Years Ended December 31,
	2022			2021
(in millions)	Equities	Other Invested Assets	Total	Equities	Other Invested Assets	Total
Net gains (losses) recognized during the period on equity securities and other investments	$(82)	$353	$271	$(290)	$1,362	$1,072
Less: Net gains (losses) recognized during the period on equity securities and other investments sold during the period	(46)	(11)	(57)	(255)	30	(225)
Unrealized gains (losses) recognized during the reporting period on equity securities and other investments still held at the reporting date	$(36)	$364	$328	$(35)	$1,332	$1,297
EVALUATING INVESTMENTS FOR AN ALLOWANCE FOR CREDIT LOSSES
Credit Impairments
The following table presents a rollforward of the changes in allowance for credit losses on available-for-sale fixed maturity securities by major investment category:

	Years Ended December 31,
	2022			2021			2020
(in millions)	Structured	Non-Structured	Total	Structured	Non-Structured	Total	Structured	Non-Structured	Total
Balance, beginning of year	$8	$70	$78	$14	$117	$131	$5	$—	$5
Additions:
Securities for which allowance for credit losses were not previously recorded	36	139	175	3	46	49	28	211	239
Purchases of available for sale debt securities accounted for as purchased credit deteriorated assets	—	—	—	—	—	—	25	—	25
Accretion of available for sale debt securities accounted for as purchased credit deteriorated assets	—	—	—	—	—	—	1	—	1
Reductions:
Securities sold during the period	(3)	(48)	(51)	(4)	(19)	(23)	(3)	(21)	(24)
Additional net increases or decreases to the allowance for credit losses on securities that had an allowance recorded in a previous period, for which there was no intent to sell before recovery, amortized cost basis	(14)	(15)	(29)	(5)	(55)	(60)	(42)	(4)	(46)
Write-offs charged against the allowance	—	(25)	(25)	—	(19)	(19)	—	(69)	(69)
Balance, end of year	$27	$121	$148	$8	$70	$78	$14	$117	$131
Other Invested Assets
Our equity method investments in private equity funds, hedge funds and other entities are evaluated for impairment each reporting period. Such evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these private equity funds and hedge funds and is based on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.
Purchased Credit Deteriorated/Impaired Securities
We purchase certain RMBS securities that have experienced more-than-insignificant deterioration in credit quality since origination. Subsequent to the adoption of the Financial Instruments Credit Losses Standard, these are referred to as PCD assets. At the time of purchase an allowance is recognized for these PCD assets by adding it to the purchase price to arrive at the initial amortized cost. There is no credit loss expense recognized upon acquisition of a PCD asset. When determining the initial allowance for credit losses, management considers the historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and the priority of payment structure of the security. In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs:
•current delinquency rates;
•expected default rates and the timing of such defaults;
•loss severity and the timing of any recovery; and
•expected prepayment speeds.
Subsequent to the acquisition date, the PCD assets follow the same accounting as other structured securities that are not of high credit quality.
We did not purchase securities with more-than-insignificant credit deterioration since their origination during the years ended December 31, 2022 and 2021.
PLEDGED INVESTMENTS
Secured Financing and Similar Arrangements
We enter into secured financing transactions whereby certain securities are sold under agreements to repurchase (repurchase agreements), in which we transfer securities in exchange for cash, with an agreement by us to repurchase the same or substantially similar securities. Our secured financing transactions also include those that involve the transfer of securities to financial institutions in exchange for cash (securities lending agreements). In all of these secured financing transactions, the securities transferred by us (pledged collateral) may be sold or repledged by the counterparties. These agreements are recorded at their contracted amounts plus accrued interest, other than those that are accounted for at fair value.
Pledged collateral levels are monitored daily and are generally maintained at an agreed-upon percentage of the fair value of the amounts borrowed during the life of the transactions. In the event of a decline in the fair value of the pledged collateral under these secured financing transactions, we may be required to transfer cash or additional securities as pledged collateral under these agreements. At the termination of the transactions, we and our counterparties are obligated to return the amounts borrowed and the securities transferred, respectively.
The following table presents the fair value of securities pledged to counterparties under secured financing transactions, including repurchase and securities lending agreements:

(in millions)	December 31, 2022	December 31, 2021
Fixed maturity securities available for sale	$2,968	$3,582
At December 31, 2022 and December 31, 2021, amounts borrowed under repurchase and securities lending agreements totaled $3.1 billion and $3.7 billion, respectively.
The following table presents the fair value of securities pledged under our repurchase agreements by collateral type and by remaining contractual maturity:

	Remaining Contractual Maturity of the Repurchase Agreements
(in millions)	Overnight and Continuous	Up to 30 Days	31 - 90 Days	91 - 364 Days	365 Days or Greater	Total
December 31, 2022
Bonds available for sale:
Non-U.S. governments	$—	$21	$—	$—	$—	$21
Corporate debt	—	2,370	577	—	—	2,947
Total	$—	$2,391	$577	$—	$—	$2,968
December 31, 2021
Bonds available for sale:
Non-U.S. governments	$48	$—	$—	$—	$—	$48
Corporate debt	128	61	22	—	—	211
Total	$176	$61	$22	$—	$—	$259
The following table presents the fair value of securities pledged under our securities lending agreements by collateral type and by remaining contractual maturity:

	Remaining Contractual Maturity of the Securities Lending Agreements
(in millions)	Overnight and Continuous	Up to 30 Days	31 - 90 Days	91 - 364 Days	365 Days or Greater	Total
December 31, 2021
Bonds available for sale:
Obligations of states, municipalities and political subdivisions	$—	$—	$106	$—	$—	$106
Non-U.S. government	—	—	43	—	—	43
Corporate debt	—	534	2,640	—	—	3,174
Total	$—	$534	$2,789	$—	$—	$3,323
There were no securities lending agreements at December 31, 2022.
There were no reverse repurchase agreements at December 31, 2022 and December 31, 2021.
We do not currently offset any secured financing transactions. All such transactions are collateralized and margined daily consistent with market standards and subject to enforceable master netting arrangements with rights of set off.
Insurance – Statutory and Other Deposits
The total carrying value of cash and securities deposited by our insurance subsidiaries under requirements of regulatory authorities or other insurance-related arrangements, including certain annuity-related obligations and certain reinsurance treaties, was $3.5 billion and $3.9 billion at December 31, 2022 and December 31, 2021, respectively.
Other Pledges and Restrictions
Certain of our subsidiaries are members of Federal Home Loan Banks (“FHLBs”) and such membership requires the members to own stock in these FHLBs. We owned an aggregate of $222 million and $193 million of stock in FHLBs at December 31, 2022 and December 31, 2021, respectively. In addition, our subsidiaries have pledged securities available for sale and residential loans associated with borrowings and funding agreements from FHLBs, with a fair value of $4.8 billion and $1.8 billion, respectively, at December 31, 2022 and $3.7 billion and $1.4 billion, respectively, at December 31, 2021.
Certain GICs recorded in policyholder contract deposits with a carrying value of $56 million and $76 million at December 31, 2022 and December 31, 2021, respectively, have provisions that require collateral to be posted or payments to be made by us upon a downgrade of our Insurer Financial Strength ratings. The actual amount of collateral required to be posted to the counterparties in the event of such downgrades and the aggregate amount of payments that we could be required to make depend on market conditions, the fair value of outstanding affected transactions and other factors prevailing at and after the time of the downgrade. The fair value of securities pledged as collateral with respect to these obligations was approximately $63 million and $41 million at December 31, 2022 and December 31, 2021, respectively. This collateral primarily consists of securities of the U.S. government and government-sponsored entities and generally cannot be repledged or resold by the counterparties.
As part of our collateralized reinsurance transactions, we pledge collateral to cedants. The fair value of securities pledged as excess collateral with respect to these obligations was approximately $144 million and $148 million at December 31, 2022 and December 31, 2021, respectively. Additionally, assets supporting these transactions are held solely for the benefit of the cedants and insulated from obligations owed to or policyholders and general creditors.
Reinsurance transactions between Corebridge and Fortitude Re were structured as modco with funds withheld.
For further discussion on the sale of Fortitude Holdings, see Note 7.